CONTINGENT CONSIDERATION PAYABLE	12 Months Ended
Mar. 31, 2022
Business Combination [Abstract]
CONTINGENT CONSIDERATION PAYABLE	ACQUISITIONS
On August 21, 2020, Cybin Corp. entered into a non-binding letter of intent (“LOI”) to acquire 51% of the fully diluted common shares of Adelia. The LOI included providing Adelia with the working capital needed for ongoing operations until completion of the Adelia Transaction. In this respect, on September 3, 2020 US$500 was advanced bearing interest at 10% per annum, compounded daily, commencing on January 1, 2021 and, on November 16, 2020, Cybin Corp. advanced an additional US$215 to Adelia. The total advances were approximately $912.

On December 4, 2020, Cybin entered into a contribution agreement (the “Contribution Agreement”) with Cybin Corp., Cybin US, a newly formed fully-controlled subsidiary of Cybin created for the purposes of the Adelia Transaction, and all of the shareholders of Adelia (the “Adelia Shareholders”) whereby Cybin US agreed to purchase from the Adelia Shareholders all of the issued and outstanding common shares of Adelia (the “Adelia Shares”) in exchange for Class B Shares. The Adelia Transaction closed on December 14, 2020 (the “Closing”).

Pursuant to the Contribution Agreement, the Adelia Shareholders contributed all of the Adelia Shares to Cybin US as a capital contribution in exchange for Cybin US issuing to them, in the aggregate, 868,833 Class B Shares in accordance with their respective pro rata percentages at a price per Class B Share equal to $12.40. The aggregate fair value of the Class B Shares to be issued to the Adelia Shareholders on the Closing was $19,549.

The Class B Shares issued by Cybin US to the Adelia Shareholders are exchangeable for Common Shares on a 10 Common Shares for 1 Class B Share basis, at the option of the holder thereof, subject to customary adjustments. The purpose of issuing exchangeable Class B Shares to the Adelia Shareholders is to allow the Adelia Shareholders to defer a taxable event, which occurs on the exchange of shares of a United States company for the shares of a Canadian company. Notwithstanding the foregoing, no Class B Shares are exchangeable prior to the first anniversary of the Closing and not more than: (i) 33 1/3% of the Class B Shares are to be exchangeable prior to the second anniversary of Closing; (ii) 66 2/3% of the Class B Shares are to be exchangeable prior to the third anniversary of Closing; and (iii) thereafter, 100% of the Class B Shares are to be exchangeable ((i), (ii) and (iii), (collectively, the “Hold Periods”). The Class B Shares issued to the Adelia Shareholders upon the Closing are exchangeable for a total of 8,688,330 Common Shares, resulting in an effective issue price of $1.24 per Common Share.

On the occurrence of certain milestones as set out in the Contribution Agreement (each a “Milestone”), Cybin US is to issue to the Adelia Shareholders in accordance with their pro rata percentage, on or before the 2nd business day following the relevant date at which the Company issues a press release announcing the achievement of the Milestone (the “Milestone Determination Date”), such number of Class B Shares as shall be determined by dividing the applicable milestone consideration, as set out in the Contribution Agreement (or where some, but not all, of such sub-Milestone’s in the relevant fiscal quarter are achieved, such lesser potion of such milestone consideration) as is determined in accordance with applicable Milestone, by the greater of: (i) $7.50; and (ii) ten times the greater of (x) the 10 day volume weighted average price of the Common Shares; and (y) the closing market price of the Common Shares, in each case, on the close of business on the last business day preceding the Milestone Determination Date. If a particular Milestone has not been achieved by the close of the quarter immediately following the quarter in which such Milestone is scheduled for completion pursuant to the Contribution Agreement, Cybin US’s obligation to issue Class B Shares on the occurrence of the applicable Milestone shall expire. The total value of the Class B Shares issuable pursuant to the Milestones is approximately $9,388, assuming all Milestones are met prior to the applicable deadlines. As of March 31, 2022, 362,418.1 Class B Shares had been issued on the achievement of Milestones. Pursuant to the Contribution Agreement, Cybin, Cybin US, and the Adelia Shareholders also entered into a support agreement dated December 14, 2020 (the “Support Agreement”), which for the purpose of Canadian securities law, is deemed a “security” as it is a document evidencing an interest in or to a security (i.e. the Common Shares), and, as such, constitutes a security of Cybin. Upon the signing of the Support Agreement, given that each of the Adelia Shareholders are an “accredited investor”, the prescribed restricted period (of (4) months and one (1) day after the date of issuance) as required under Canadian securities law on the Common Shares (which are exchangeable for Class B Shares at a future date) will commence. Therefore, upon the exchange of the Class B Shares for the Common Shares, subject to the Hold Periods, such Common Shares will no longer be within a restrictive period as prescribed under applicable securities law and free trading securities.

Pursuant to the Contribution Agreement certain Adelia Shareholders entered into advisory and/or executive employment arrangements with Cybin upon the Closing and, in such capacity, received, in the aggregate, a grant of options to purchase up to 2,244,100 to acquire Common Shares, pursuant to Cybin’s equity incentive plan, exercisable for a period of five (5) years and subject to vesting, at an exercise price of $1.74 per Common Share. An additional 555,900 options to acquire Common Shares were issued to eligible participants at the direction of the Adelia Shareholders following the Closing.

In accordance with the measurement period permitted under IFRS 3 - Business Combinations, the fair value of the assets acquired, and liabilities assumed have been determined. Value is attributable to the patents, intellectual property, workforce, and other intangible assets that the Company acquired.

Acquisition Summary		$000’s
Pre-acquisition cash advances to Adelia		912
Share consideration		19,549
Contingent consideration		4,257
Fair value of purchase consideration		24,718
Less:	Cash at closing	(65)
Plus:	Total debt assumed	111
Enterprise value		24,764

Allocation of purchase price:
Current assets	43
Net Equipment	480
Patents	1,606
Liabilities assumed	(735)
Goodwill	23,370
Total allocation of purchase price	24,764
The following revenue and net income (loss) attributable subsequent to the Adelia Transaction are included in the Company’s consolidated financial statements for the year ended March 31, 2021:

$000’s
Revenue	—
Net loss	(1,876)

Had the acquisition occurred on April 1, 2020, the Company estimates that it would have reported the following consolidated revenue and net loss for the year ended March 31, 2021:

$000’s
Revenue	—
Net loss	(3,191)
CONTINGENT CONSIDERATION PAYABLE
Former Adelia Shareholders
The Company has commitments to the Former Adelia Shareholders based on milestone achievements. Milestone payments of approximately $3,014 are remaining and expected to be paid in the year ending March 31, 2023, assuming all Milestones are met prior to the applicable deadlines. These Milestones are to be paid in Class B Shares at a price per Class B Share equal to ten times the current trading price of the Common Shares on the relevant pricing date (note 11).
The following table presents the change in the carrying value of the contingent consideration for the year.

$000’s
Balance as at March 31, 2020	—
Contingent consideration on acquisition	4,258
Milestone achieved	(1,539)
Accretion expense	482
Balance as at March 31, 2021	3,201
Milestone achieved	(4,251)
Change in fair value	3,380
Accretion expense	316
Balance as at March 31, 2022	2,646
As a result of changes in fair value of the contingent consideration, for the year ended March 31, 2022, the Company recorded an expense of $3,380 in the statement of loss and comprehensive loss as “change in fair value of contingent consideration”. In addition, for the year ended March 31, 2022, the Company recorded an accretion expense of $316 in the statement of loss and comprehensive loss as “contingent consideration accretion”.